UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Aerospace & Defense – 2.2%
206,122	Lockheed Martin Corporation	$ 66,132,183
	Banks – 5.7%
869,426	JPMorgan Chase & Co.	94,576,160
1,534,685	Wells Fargo & Company	79,742,233
	Total Banks	174,318,393
	Beverages – 2.3%
685,772	PepsiCo, Inc.	69,221,826
	Capital Markets – 2.5%
144,578	BlackRock Inc.	75,397,427
	Chemicals – 3.0%
249,979	Monsanto Company	31,339,867
400,522	Praxair, Inc.	61,087,616
	Total Chemicals	92,427,483
	Communications Equipment – 3.2%
2,240,972	Cisco Systems, Inc.	99,252,650
	Containers & Packaging – 2.5%
670,142	Packaging Corp. of America	77,528,728
	Diversified Telecommunication Services – 2.0%
1,919,577	AT&T Inc.	62,770,168
	Electric Utilities – 3.1%
574,407	NextEra Energy Inc.	94,151,051
	Energy Equipment & Services – 1.5%
677,957	Schlumberger Limited	46,480,732
	Equity Real Estate Investment Trust – 1.5%
859,658	CyrusOne Inc.	46,069,072
	Food Products – 1.9%
1,484,864	Mondelez International Inc., Class A	58,652,128
	Health Care Equipment & Supplies – 5.1%
363,400	Becton, Dickinson and Company	84,261,558

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
881,149	Medtronic, PLC	$ 70,606,469
	Total Health Care Equipment & Supplies	154,868,027
	Health Care Providers & Services – 5.7%
996,421	CVS Health Corporation	69,580,078
451,320	UnitedHealth Group Incorporated	106,692,048
	Total Health Care Providers & Services	176,272,126
	Hotels, Restaurants & Leisure – 1.3%
612,134	Carnival Corporation	38,601,170
	Household Durables – 1.5%
299,903	Whirlpool Corporation	46,469,970
	Household Products – 1.9%
888,964	Colgate-Palmolive Company	57,987,122
	Industrial Conglomerates – 2.5%
534,355	Honeywell International Inc.	77,310,481
	Insurance – 4.5%
442,528	Ace Limited	60,037,774
955,392	Marsh & McLennan Companies, Inc.	77,864,448
	Total Insurance	137,902,222
	IT Services – 5.6%
561,708	Accenture Limited, Class A	84,930,249
912,409	Fidelity National Information Services	86,651,483
	Total IT Services	171,581,732
	Machinery – 1.9%
704,333	Ingersoll Rand Company Limited	59,086,495
	Media – 3.8%
2,101,277	Comcast Corporation, Class A	65,959,085
498,210	Walt Disney Company	49,985,409
	Total Media	115,944,494
	Multi-Utilities – 2.2%
1,027,682	WEC Energy Group, Inc.	66,059,399
	Oil, Gas & Consumable Fuels – 6.0%
556,824	Chevron Corporation	69,664,251
1,031,589	Phillips 66	114,826,171
	Total Oil, Gas & Consumable Fuels	184,490,422
	Pharmaceuticals – 6.4%
368,285	Allergan PLC	56,586,990

Shares	Description (1)	Value
	Pharmaceuticals (continued)
509,933	Johnson & Johnson	$64,501,425
2,037,780	Pfizer Inc.	74,603,126
	Total Pharmaceuticals	195,691,541
	Professional Services – 1.3%
1,280,695	Nielsen Holdings PLC	40,277,858
	Road & Rail – 2.6%
605,668	Union Pacific Corporation	80,935,415
	Semiconductors & Semiconductor Equipment – 2.0%
596,645	Texas Instruments Incorporated	60,517,702
	Software – 4.5%
1,465,326	Microsoft Corporation	137,037,288
	Specialty Retail – 2.7%
1,022,797	Lowe's Companies, Inc.	84,309,157
	Technology Hardware, Storage & Peripherals – 4.2%
784,438	Apple, Inc.	129,636,224
	Tobacco – 1.7%
619,427	Philip Morris International	50,793,014

	Total Long-Term Investments (cost $2,107,374,279)	3,028,173,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$ 35,457	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $35,458,198, collateralized by $39,610,000 U.S. Treasury Notes, 1.625%, due 5/15/26, value $36,167,336	0.740%	5/01/18	$ 35,457,469
	Total Short-Term Investments (cost $35,457,469)			35,457,469
	Total Investments (cost $2,142,831,748) – 100.0%			3,063,631,169
	Other Assets Less Liabilities – 0.0%			51,857
	Net Assets – 100%			$ 3,063,683,026

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,028,173,700	$ —	$ —	$3,028,173,700
Short-Term Investments:
Repurchase Agreements	—	35,457,469	—	35,457,469
Total	$3,028,173,700	$35,457,469	$ —	$3,063,631,169
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$2,150,418,243
Gross unrealized:
Appreciation	$ 987,365,702
Depreciation	(74,152,776)
Net unrealized appreciation (depreciation) of investments	$ 913,212,926
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 3.6%
1,115	Lockheed Martin Corporation	$357,736
3,464	Safran SA, (2)	406,293
	Total Aerospace & Defense	764,029
	Automobiles – 1.7%
4,678	Daimler AG, (2)	367,775
	Banks – 11.0%
128,200	BOC Hong Kong Holdings Limited, (2)	662,733
5,429	JPMorgan Chase & Co.	590,567
473,791	Lloyds Banking Group PLC, (2)	420,227
6,100	Toronto-Dominion Bank	342,592
6,850	Wells Fargo & Company	355,926
	Total Banks	2,372,045
	Beverages – 3.2%
2,992	Heineken NV, (2)	314,984
3,635	PepsiCo, Inc.	366,917
	Total Beverages	681,901
	Capital Markets – 3.2%
8,560	Macquarie Group Limited, (2)	697,111
	Containers & Packaging – 4.3%
44,170	Amcor Limited, (2)	455,170
4,114	Packaging Corp. of America	475,949
	Total Containers & Packaging	931,119
	Diversified Financial Services – 2.0%
24,800	Orix Corporation, (2)	434,963
	Diversified Telecommunication Services – 2.9%
8,594	AT&T Inc.	281,024
262,487	HKT Trust and HKT Limited, (2)	345,350
	Total Diversified Telecommunication Services	626,374
	Electric Utilities – 5.0%
3,692	NextEra Energy Inc.	605,156
24,833	Scottish and Southern Energy PLC, (2)	471,295
	Total Electric Utilities	1,076,451

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.3%
12,500	Alps Electric Company, Limited, (2)	$ 276,079
	Energy Equipment & Services – 1.5%
4,547	Schlumberger Limited	311,742
	Equity Real Estate Investment Trust – 1.3%
5,260	CyrusOne Inc.	281,883
	Food Products – 2.0%
5,330	Groupe Danone, (2)	431,761
	Health Care Equipment & Supplies – 3.9%
2,072	Becton, Dickinson and Company	480,435
4,591	Medtronic, PLC	367,877
	Total Health Care Equipment & Supplies	848,312
	Health Care Providers & Services – 3.0%
2,760	UnitedHealth Group Incorporated	652,464
	Hotels, Restaurants & Leisure – 2.4%
3,378	Carnival Corporation, (2)	219,554
13,912	Compass Group PLC, (2)	298,451
	Total Hotels, Restaurants & Leisure	518,005
	Household Durables – 1.0%
1,444	Whirlpool Corporation	223,748
	Household Products – 1.4%
3,744	Reckitt and Benckiser, (2)	293,709
	Industrial Conglomerates – 2.3%
3,456	Honeywell International Inc.	500,014
	IT Services – 2.0%
4,600	Fidelity National Information Services	436,862
	Media – 2.5%
9,622	Comcast Corporation, Class A	302,035
13,443	WPP Group PLC, (2)	230,683
	Total Media	532,718
	Oil, Gas & Consumable Fuels – 7.0%
3,139	Chevron Corporation	392,720
8,600	Enbridge Inc.	260,489
3,394	Phillips 66	377,786
7,628	Total SA, (2)	479,433
	Total Oil, Gas & Consumable Fuels	1,510,428

Shares	Description (1)	Value
	Personal Products – 3.9%
1,394	L'Oreal, (2)	$335,661
9,161	Unilever NV, (2)	513,859
	Total Personal Products	849,520
	Pharmaceuticals – 2.8%
1,281	Allergan PLC	196,825
11,047	Pfizer Inc.	404,431
	Total Pharmaceuticals	601,256
	Professional Services – 2.8%
14,782	Experian PLC, (2)	338,688
8,681	Nielsen Holdings PLC	273,017
	Total Professional Services	611,705
	Road & Rail – 2.0%
3,156	Union Pacific Corporation	421,736
	Semiconductors & Semiconductor Equipment – 1.0%
2,077	Texas Instruments Incorporated	210,670
	Software – 6.2%
8,180	Microsoft Corporation	764,994
5,115	SAP SE, (2)	568,305
	Total Software	1,333,299
	Specialty Retail – 1.4%
3,746	Lowe's Companies, Inc.	308,783
	Technology Hardware, Storage & Peripherals – 3.1%
4,060	Apple, Inc.	670,956
	Tobacco – 1.6%
4,291	Philip Morris International	351,862
	Trading Companies & Distributors – 1.8%
19,625	Itochu Corporation, (2)	392,469
	Wireless Telecommunication Services – 3.6%
14,500	KDDI Corporation, (2)	389,232
131,417	Vodafone Group PLC, (2)	383,503
	Total Wireless Telecommunication Services	772,735

	Total Long-Term Investments (cost $17,578,619)	21,294,484

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%
	REPURCHASE AGREEMENTS – 1.4%
$ 310	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $310,409, collateralized by $350,000 U.S. Treasury Notes, 1.625%, due 5/15/26, value $319,580	0.740%	5/01/18	$ 310,403
	Total Short-Term Investments (cost $310,403)			310,403
	Total Investments (cost $17,889,022) – 100.1%			21,604,887
	Other Assets Less Liabilities – (0.1)%			(24,913)
	Net Assets – 100%			$ 21,579,974
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,567,196	$ 9,727,288	$ —	$21,294,484
Short-Term Investments:
Repurchase Agreements	—	310,403	—	310,403
Total	$11,567,196	$10,037,691	$ —	$21,604,887
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(345,350)	$345,350	$ —	$ —	$ —

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$17,982,239
Gross unrealized:
Appreciation	$ 4,300,318
Depreciation	(677,670)
Net unrealized appreciation (depreciation) of investments	$ 3,622,648
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	COMMON STOCKS – 98.2%
	Aerospace & Defense – 4.0%
1,811	Safran SA, (2)	$ 212,412
	Automobiles – 3.2%
2,158	Daimler AG, (2)	169,658
	Banks – 16.9%
40,500	BOC Hong Kong Holdings Limited, (2)	209,366
5,474	Danske Bank A/S, (2)	190,507
6,695	ForeningsSparbanken AB, Class A, (2)	145,437
183,898	Lloyds Banking Group PLC, (2)	163,108
3,278	Toronto-Dominion Bank	184,101
	Total Banks	892,519
	Beverages – 2.4%
1,213	Heineken NV, (2)	127,699
	Biotechnology – 2.1%
5,353	Grifols SA., Class B, (2)	110,338
	Capital Markets – 3.9%
2,492	Macquarie Group Limited, (2)	202,944
	Chemicals – 6.7%
1,673	Koninklijke DSM NV, (2)	172,909
812	Linde AG, (2)	179,887
	Total Chemicals	352,796
	Containers & Packaging – 2.8%
14,250	Amcor Limited, (2)	146,846
	Diversified Financial Services – 3.0%
8,900	Orix Corporation, (2)	156,096
	Diversified Telecommunication Services – 3.1%
126,000	HKT Trust and HKT Limited, (2)	165,776
	Electric Utilities – 6.2%
8,379	Red Electrica Corporacion SA, (2), (3)	174,538
8,011	Scottish and Southern Energy PLC, (2)	152,037
	Total Electric Utilities	326,575

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.1%
2,700	Alps Electric Company, Limited, (2)	$ 59,633
	Food Products – 2.8%
1,812	Groupe Danone, (2)	146,783
	Hotels, Restaurants & Leisure – 3.3%
7,985	Compass Group PLC, (2)	171,300
	Household Products – 1.7%
1,127	Reckitt and Benckiser, (2)	88,411
	Media – 2.8%
8,702	WPP Group PLC, (2)	149,327
	Oil, Gas & Consumable Fuels – 5.9%
3,820	Enbridge Inc.	115,705
3,135	Total SA, (2)	197,040
	Total Oil, Gas & Consumable Fuels	312,745
	Personal Products – 4.7%
496	L'Oreal, (2)	119,432
2,250	Unilever NV, (2)	126,207
	Total Personal Products	245,639
	Pharmaceuticals – 2.5%
1,672	Sanofi-Synthelabo, SA, (2)	132,192
	Professional Services – 3.8%
5,475	Experian PLC, (2)	125,444
2,367	Nielsen Holdings PLC	74,442
	Total Professional Services	199,886
	Real Estate Management & Development – 2.0%
37,200	Capitaland Limited, (2)	104,898
	Software – 3.2%
1,533	SAP SE, (2)	170,325
	Trading Companies & Distributors – 4.3%
11,300	Itochu Corporation, (2)	225,982
	Wireless Telecommunication Services – 5.8%
5,300	KDDI Corporation, (2)	142,271

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services (continued)
55,245	Vodafone Group PLC, (2)	$ 161,217
	Total Wireless Telecommunication Services	303,488

	Total Long-Term Investments (cost $4,248,983)	5,174,268
	Other Assets Less Liabilities – 1.8%	94,498
	Net Assets – 100%	$ 5,268,766
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$374,248	$4,800,020	$ —	$5,174,268
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(165,776)	$165,776	$ —	$ —	$ —

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$4,403,468
Gross unrealized:
Appreciation	$1,039,817
Depreciation	(269,017)
Net unrealized appreciation (depreciation) of investments	$ 770,800
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen International Growth Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Aerospace & Defense – 1.0%
37,975	Thales SA, (2)	$ 4,813,660
	Airlines – 0.6%
98,163	Azul S.A., (3)	3,043,053
	Banks – 6.6%
874,293	Banco Santander SA, (2)	5,648,738
144,500	Grupo Supervielle SA	4,037,330
157,278	HDFC Bank Ltd, (2)	4,565,921
270,299	ING Groep N.V., (2)	4,554,676
414,536	Standard Chartered PLC, (2)	4,354,297
380,705	UniCredit SpA, (2)	8,253,652
	Total Banks	31,414,614
	Biotechnology – 0.6%
728,893	Biotoscana Investments SA, (3)	2,808,876
	Capital Markets – 5.0%
124,982	Brookfield Asset Management, Inc.	4,954,286
593,187	Burford Capital Ltd, (2)	11,710,298
127,218	London Stock Exchange Group, (2)	7,517,038
	Total Capital Markets	24,181,622
	Chemicals – 1.2%
59,800	Shin-Etsu Chemical Company Limited, (2)	6,000,909
	Commercial Services & Supplies – 1.8%
547,821	Atento SA	4,108,657
187,654	Elis SA, (2)	4,487,988
	Total Commercial Services & Supplies	8,596,645
	Construction & Engineering – 1.3%
51,911	Eiffage SA, (2)	6,179,048
	Construction Materials – 1.3%
170,042	CRH PLC, (2)	6,038,429
	Consumer Finance – 0.2%
112,983	Qudian Inc., (3)	1,118,532

Shares	Description (1)	Value
	Diversified Consumer Services – 0.9%
46,600	New Oriental Education & Technology Group, Inc.	$ 4,186,544
	Diversified Telecommunication Services – 1.2%
1,302,852	SpeedCast International Limited, (2)	5,786,644
	Electrical Equipment – 0.9%
26,300	Nidec Corporation, (2)	4,114,429
	Electronic Equipment, Instruments & Components – 2.0%
159,178	Fabrinet, (3)	4,490,411
8,300	Keyence Corporation, (2)	5,061,168
	Total Electronic Equipment, Instruments & Components	9,551,579
	Equity Real Estate Investment Trust – 0.9%
227,313	Inmobiliaria Coloinal SA, (2), (3)	2,641,357
130,063	UNITE Group PLC/The, (2)	1,493,182
	Total Equity Real Estate Investment Trust	4,134,539
	Food Products – 1.0%
591,650	A2 Milk Co Ltd, (2), (3)	5,028,187
	Health Care Equipment & Supplies – 1.7%
120,300	Asahi Intecc Company Limited, (2)	4,196,238
77,300	Hoya Corporation, (2)	4,129,741
	Total Health Care Equipment & Supplies	8,325,979
	Health Care Providers & Services – 1.9%
47,398	Fresenius Medical Care AG, (2)	4,809,511
990,525	MLP Saglik Hizmetleri AS, (3)	4,130,744
	Total Health Care Providers & Services	8,940,255
	Hotels, Restaurants & Leisure – 3.2%
35,092	China Lodging Group Limited	4,900,949
167,626	Melco PBL Entertainment, Limited	5,231,607
686,556	NH Hoteles SA, (2), (3)	5,293,588
	Total Hotels, Restaurants & Leisure	15,426,144
	Household Durables – 3.2%
3,983,951	Glenveagh Properties PLC, (3)	5,320,986
264,143	Neinor Homes S.L.U., (2), (3)	5,113,576
103,241	Sony Corporation	4,731,535
	Total Household Durables	15,166,097
	Industrial Conglomerates – 1.4%
68,935	DCC PLC, (2)	6,616,701

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Insurance – 4.1%
1,193,400	China Taiping Insurance Holdings Company Limited, (2)	$3,990,934
901,500	Ping An Insurance (Group) Company of China Limited, (2)	8,808,917
270,321	Prudential Corporation PLC, (2)	6,951,041
	Total Insurance	19,750,892
	Internet & Direct Marketing Retail – 0.7%
88,476	CTRIP.com, (3)	3,618,668
	Internet Software & Services – 5.8%
27,727	Alibaba Group Holding Limited, ADR, (3)	4,950,379
28,030	Baidu Inc., ADR, (3)	7,032,727
142,077	Baozun Inc., (3)	6,534,121
186,200	Tencent Holdings Limited, (2)	9,154,129
	Total Internet Software & Services	27,671,356
	IT Services – 1.9%
318,646	GDS Holdings Limited, (3)	9,294,904
	Life Sciences Tools & Services – 2.0%
10,381	Eurofins Scientific, (2)	5,599,482
15,948	Lonza AG, (2)	3,896,604
	Total Life Sciences Tools & Services	9,496,086
	Machinery – 6.6%
87,200	Daifuku Company Limited, (2)	4,661,517
95,300	Harmonic Drive Systems Inc., (2)	4,538,060
69,289	KION Group AG, (2)	5,775,562
199,600	Komatsu, Ltd, (WI/DD), (2)	6,804,106
359,650	Kornit Digital Limited, (3)	5,232,908
165,603	Weir Group PLC, (2)	4,845,841
	Total Machinery	31,857,994
	Media – 0.8%
354,052	Eros International PLC, (3)	3,788,356
	Multiline Retail – 1.1%
568,735	Future Retail Limited, (2), (3)	5,129,409
	Oil, Gas & Consumable Fuels – 6.1%
160,200	Canadian Natural Resources Limited	5,779,403
251,694	Golar LNG, Limited	8,091,962
251,800	Parkland Fuel Corp	5,846,145
135,051	Royal Dutch Shell PLC, Class A, (2)	4,698,585
212,840	YPF Sociedad Anonima	4,659,068
	Total Oil, Gas & Consumable Fuels	29,075,163

Shares	Description (1)	Value
	Paper & Forest Products – 0.9%
3,010,000	Nine Dragons Paper Holdings Limited, (2)	$ 4,489,290
	Personal Products – 1.8%
980,792	BWX Limited, (2)	3,721,134
86,273	Unilever NV, (2)	4,839,227
	Total Personal Products	8,560,361
	Pharmaceuticals – 4.0%
2,405,000	China Animal Healthcare Limited, (4)	199,174
2,148,000	China Medical Systems Holdings, Limited, (2)	5,259,970
125,549	GlaxoSmithKline PLC	5,035,770
34,208	Ipsen SA, (2)	5,537,135
79,100	Takeda Chemical Industries, (2)	3,330,903
	Total Pharmaceuticals	19,362,952
	Professional Services – 1.5%
311,500	Recruit Holdings Company Limited, (2)	7,182,242
	Real Estate Management & Development – 3.5%
743,478	Aroundtown Property Holdings PLC, (2)	5,943,593
234,518	Aroundtown Property Holdings PLC, (2)	1,876,943
4,454,500	Ayala Land Inc., (2)	3,500,307
163,800	Katitas Co Ltd, (2)	5,268,862
	Total Real Estate Management & Development	16,589,705
	Semiconductors & Semiconductor Equipment – 7.7%
71,152	AMS AG, (2)	5,868,399
31,096	Broadcom Inc.	7,134,044
186,731	Infineon Technologies AG, (2)	4,781,377
22,298	Siltronic AG, (2)	3,570,504
263,300	Sumco Corporation, (2)	6,430,978
353,161	Tower Semiconductor, Limited, (3)	9,136,275
	Total Semiconductors & Semiconductor Equipment	36,921,577
	Software – 2.2%
67,660	CD Projekt SA, (2)	2,387,693
169,765	Micro Focus International, (2)	2,927,276
54,243	UbiSoft Entertainment S.A., (2), (3)	5,182,810
	Total Software	10,497,779
	Technology Hardware, Storage & Peripherals – 0.9%
1,697	Samsung Electronics Company Limited, (4)	4,210,524
	Textiles, Apparel & Luxury Goods – 3.6%
33,955	Adidas-Salomon AG, (2)	8,345,099

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
729,000	Anta Sports Products Ltd, (2)	$4,159,814
8,024	Kering, (2)	4,641,851
	Total Textiles, Apparel & Luxury Goods	17,146,764
	Thrifts & Mortgage Finance – 1.0%
241,676	Indiabulls Housing Finance Ltd, (2)	4,712,084
	Tobacco – 1.0%
87,502	British American Tobacco PLC, (2)	4,799,264
	Trading Companies & Distributors – 1.1%
196,350	Ashtead Group PLC, (2)	5,453,176
	Wireless Telecommunication Services – 0.8%
48,300	Softbank Corporation, (2)	3,690,540

	Total Long-Term Investments (cost $387,501,030)	464,771,572

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%
	REPURCHASE AGREEMENTS – 3.5%
$ 16,624	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $16,623,981, collateralized by $18,575,000 U.S. Treasury Notes, 1.625%, due 5/15/26, value $16,960,572	0.740%	5/01/18	$ 16,623,639
	Total Short-Term Investments (cost $16,623,639)			16,623,639
	Total Investments (cost $404,124,669) – 100.5%			481,395,211
	Other Assets Less Liabilities – (0.5)%			(2,462,130)
	Net Assets – 100%			$ 478,933,081
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$139,198,240	$321,163,634	$4,409,698	$464,771,572
Short-Term Investments:
Repurchase Agreements	—	16,623,639	—	16,623,639
Total	$139,198,240	$337,787,273	$4,409,698	$481,395,211
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$404,663,164
Gross unrealized:
Appreciation	$ 93,377,451
Depreciation	(16,645,404)
Net unrealized appreciation (depreciation) of investments	$ 76,732,047
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 5.3%
24,800	Boeing Company	$8,272,288
33,300	General Dynamics Corporation	6,703,623
25,800	Northrop Grumman Corporation	8,308,632
52,500	Raytheon Company	10,759,350
	Total Aerospace & Defense	34,043,893
	Air Freight & Logistics – 1.6%
41,050	FedEx Corporation	10,147,560
	Automobiles – 1.0%
50,100	Ferrari NV	6,146,268
	Banks – 1.7%
101,000	JPMorgan Chase & Co.	10,986,780
	Capital Markets – 2.9%
132,000	Intercontinental Exchange Group, Inc.	9,564,720
56,200	Moody's Corporation	9,115,640
	Total Capital Markets	18,680,360
	Chemicals – 2.7%
57,100	Ecolab Inc.	8,266,367
24,010	Sherwin-Williams Company	8,827,517
	Total Chemicals	17,093,884
	Equity Real Estate Investment Trust – 1.7%
79,100	American Tower Corporation, REIT	10,786,076
	Health Care Equipment & Supplies – 5.5%
26,750	Abiomed, Inc., (2)	8,050,412
90,300	Baxter International, Inc.	6,275,850
32,600	Becton, Dickinson and Company	7,558,962
68,255	Edwards Lifesciences Corporation, (2)	8,692,957
25,500	Stryker Corporation	4,320,210
	Total Health Care Equipment & Supplies	34,898,391
	Health Care Providers & Services – 3.5%
93,600	UnitedHealth Group Incorporated	22,127,040

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.5%
120,200	Hilton Worldwide Holdings Inc.	$9,476,568
35,500	Wynn Resorts Ltd	6,609,745
	Total Hotels, Restaurants & Leisure	16,086,313
	Industrial Conglomerates – 1.6%
72,000	Honeywell International Inc.	10,416,960
	Internet & Direct Marketing Retail – 10.1%
25,270	Amazon.com, Inc., (2)	39,576,105
3,420	Booking Holdings Inc, (2)	7,448,760
65,870	Expedia, Inc.	7,584,272
31,000	NetFlix.com Inc., (2)	9,686,260
	Total Internet & Direct Marketing Retail	64,295,397
	Internet Software & Services – 12.3%
76,600	Alibaba Group Holding Limited, ADR, (2)	13,676,164
14,220	Alphabet Inc., Class A, (2)	14,484,208
15,510	Alphabet Inc., Class C Shares, (2)	15,778,788
147,650	Facebook Inc., Class A Shares, (2)	25,395,800
146,100	GoDaddy, Inc., Class A Shares, (2)	9,432,216
	Total Internet Software & Services	78,767,176
	IT Services – 13.2%
53,100	Automatic Data Processing, Inc.	6,270,048
100,200	Cognizant Technology Solutions Corporation, Class A	8,198,364
66,150	Fidelity National Information Services	6,282,265
122,400	Fiserv, Inc., (2)	8,673,264
87,900	MasterCard, Inc.	15,669,933
137,300	PayPal Holdings, Inc., (2)	10,243,953
228,500	Visa Inc.	28,992,080
	Total IT Services	84,329,907
	Life Sciences Tools & Services – 3.1%
31,800	Illumina Inc., (2)	7,661,574
57,100	Thermo Fisher Scientific, Inc.	12,010,985
	Total Life Sciences Tools & Services	19,672,559
	Machinery – 1.1%
103,650	Fortive Corporation	7,287,632
	Pharmaceuticals – 1.3%
101,300	Zoetis Incorporated	8,456,524
	Professional Services – 1.3%
21,670	CoStar Group, Inc., (2)	7,945,522

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.4%
69,000	Union Pacific Corporation	$ 9,220,470
	Semiconductors & Semiconductor Equipment – 4.5%
114,800	Applied Materials, Inc.	5,702,116
64,400	ASML Lithography Holding NV	12,136,180
49,100	NVIDIA Corporation	11,042,590
	Total Semiconductors & Semiconductor Equipment	28,880,886
	Software – 17.0%
69,350	Adobe Systems Incorporated, (2)	15,367,960
83,600	Electronic Arts Inc., (2)	9,863,128
47,600	Intuit, Inc.	8,796,004
387,800	Microsoft Corporation	36,267,056
199,300	Salesforce.com, Inc., (2)	24,113,307
43,900	ServiceNow Inc., (2)	7,293,546
67,300	Splunk Inc., (2)	6,908,345
	Total Software	108,609,346
	Specialty Retail – 1.7%
57,450	Home Depot, Inc.	10,616,760
	Textiles, Apparel & Luxury Goods – 1.7%
161,800	Nike, Inc., Class B	11,065,502

	Total Long-Term Investments (cost $359,048,130)	630,561,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$ 5,471	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $5,470,792, collateralized by $6,115,000 U.S. Treasury Notes, 1.625%, due 5/15/26, value $5,583,521	0.740%	5/01/18	$ 5,470,680
	Total Short-Term Investments (cost $5,470,680)			5,470,680
	Total Investments (cost $364,518,810) – 99.6%			636,031,886
	Other Assets Less Liabilities – 0.4%			2,570,634
	Net Assets – 100%			$ 638,602,520

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$630,561,206	$ —	$ —	$630,561,206
Short-Term Investments:
Repurchase Agreements	—	5,470,680	—	5,470,680
Total	$630,561,206	$5,470,680	$ —	$636,031,886
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$366,970,880
Gross unrealized:
Appreciation	$273,192,887
Depreciation	(4,131,881)
Net unrealized appreciation (depreciation) of investments	$269,061,006
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.9%
	COMMON STOCKS – 95.9%
	Aerospace & Defense – 2.2%
4,350	CAE Inc	$82,226
1,144	Saab AB-B, (2)	46,824
	Total Aerospace & Defense	129,050
	Auto Components – 1.2%
1,523	Cie Plastic Omnium SA, (2)	73,191
	Banks – 3.7%
16,000	Fukuoka Financial Group Inc, (2)	85,666
24,842	Israel Discount Bank Ltd, (2)	68,785
2,246	Van Lanschot Kempen NV, (2)	69,380
	Total Banks	223,831
	Beverages – 2.6%
7,169	Britvic PLC, (2)	70,861
1,247	Royal Unibrew A/S, (2)	82,564
	Total Beverages	153,425
	Biotechnology – 1.3%
4,783	Abcam PLC, (2)	80,184
	Building Products – 1.1%
22,545	GWA Group Ltd, (2)	65,091
	Capital Markets – 2.5%
1,218	Euronext NV, (2)	87,311
10,365	Jupiter Fund Management PLC, (2)	64,819
	Total Capital Markets	152,130
	Chemicals – 2.1%
6,650	Daicel Corporation, (WI/DD), (2)	76,729
7,999	DuluxGroup Ltd, (2)	46,507
	Total Chemicals	123,236
	Construction Materials – 1.1%
1,700	Taiheiyo Cement Corporation, (2)	64,192
	Distributors – 1.6%
1,900	PALTAC Corporation, (2)	95,100

Shares	Description (1)	Value
	Diversified Financial Services – 2.2%
11,200	Mitsubishi UFJ Lease & Finance Co Ltd, (WI/DD), (2)	$71,199
1,400	Zenkoku Hosho Co., Limited, (2)	57,774
	Total Diversified Financial Services	128,973
	Diversified Telecommunication Services – 0.9%
18,654	Chorus Ltd, (2)	52,925
	Electric Utilities – 1.1%
36,469	Spark Infrastructure Group, (2)	64,302
	Electronic Equipment, Instruments & Components – 2.4%
4,386	Halma PLC, (2)	73,593
4,300	Venture Corp Ltd, (2)	67,256
	Total Electronic Equipment, Instruments & Components	140,849
	Equity Real Estate Investment Trust – 4.8%
4,900	Alstria office REIT-AG, (2)	73,716
2,900	Canadian Apartment Properties REIT	83,661
83	Japan Hotel REIT Investment Corp, (2)	62,799
72,900	Mapletree Logistics Trust, (WI/DD), (2)	69,643
	Total Equity Real Estate Investment Trust	289,819
	Food & Staples Retailing – 1.0%
1,200	Sundrug Company Limited, (2)	61,732
	Food Products – 4.6%
2,700	Fuji Oil Holdings Inc, (2)	86,554
2,400	Maple Leaf Foods Inc	57,853
1,600	S Foods Inc, (2)	67,225
24,000	Vitasoy International Holdings Ltd, (2)	63,645
	Total Food Products	275,277
	Health Care Equipment & Supplies – 2.3%
821	DiaSorin SpA, (2)	77,359
6,754	Fisher & Paykel Healthcare Corp Ltd, (2)	60,406
	Total Health Care Equipment & Supplies	137,765
	Hotels, Restaurants & Leisure – 2.9%
3,100	Doutor Nichires Holdings Co Ltd, (WI/DD), (2)	64,812
12,115	SSP Group Plc, (2)	108,412
	Total Hotels, Restaurants & Leisure	173,224
	Household Durables – 3.2%
3,900	Haseko Corporation, (2)	61,345
315	SEB SA, (2)	60,355

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Household Durables (continued)
4,300	Sumitomo Forestry Co Ltd, (2)	$ 71,252
	Total Household Durables	192,952
	Industrial Conglomerates – 3.6%
1,590	Nolato AB, (2)	119,393
714	Rheinmetall AG, (2)	93,307
	Total Industrial Conglomerates	212,700
	Insurance – 4.2%
13,005	Beazley PLC, (2)	105,631
1,824	Topdanmark A/S, (2)	85,782
5,085	UNIQA Insurance Group AG, (2)	60,890
	Total Insurance	252,303
	Internet Software & Services – 1.1%
1,037	Rightmove PLC, (2)	65,035
	IT Services – 3.8%
1,900	DTS Corp, (2)	68,860
4,000	Nihon Unisys Ltd, (2)	83,020
562	WireCard AG, (2)	76,039
	Total IT Services	227,919
	Leisure Products – 1.3%
3,405	Thule Group AB, (2)	78,695
	Life Sciences Tools & Services – 1.0%
106	Eurofins Scientific, (2)	57,176
	Machinery – 7.0%
1,700	Daifuku Company Limited, (WI/DD), (2)	90,878
66	Georg Fischer AG, (2)	82,042
2,432	Jungheinrich AG, (2)	102,562
2,500	Kurita Water Industries Limited, (WI/DD), (2)	80,959
767	Spirax-Sarco Engineering PLC, (2)	60,800
	Total Machinery	417,241
	Metals & Mining – 3.1%
6,300	Kirkland Lake Gold Ltd	109,911
28,000	Nippon Light Metal Holdings Co Ltd, (WI/DD), (2)	74,845
	Total Metals & Mining	184,756
	Multiline Retail – 1.6%
820	Dollarama Inc.	94,393
	Oil, Gas & Consumable Fuels – 3.1%
1,351	Gaztransport Et Technigaz SA, (2)	83,756

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
22,201	Saras SpA, (2)	$52,985
6,700	Whitecap Resources, Inc.	48,530
	Total Oil, Gas & Consumable Fuels	185,271
	Pharmaceuticals – 2.2%
1,887	Dechra Pharmaceuticals PLC, (2)	70,876
1,722	Recordati SpA, (2)	61,425
	Total Pharmaceuticals	132,301
	Professional Services – 3.5%
3,900	Nihon M&A Center Inc., (2)	113,828
3,900	Temp Holdings Co., Ltd, (WI/DD), (2)	92,704
	Total Professional Services	206,532
	Real Estate Management & Development – 5.3%
4,716	Castellum AB, (2)	76,232
6,538	Savills PLC, (2)	88,083
4,174	Tag Immobilien AG., (2)	88,205
9,700	UOL Group Ltd, (2)	64,065
	Total Real Estate Management & Development	316,585
	Semiconductors & Semiconductor Equipment – 2.6%
2,100	Tokyo Seimitsu Co Ltd, (2)	79,761
2,844	Tower Semiconductor Ltd, (2), (3)	74,170
	Total Semiconductors & Semiconductor Equipment	153,931
	Software – 1.3%
5,131	Altium Ltd, (2)	77,921
	Specialty Retail – 2.7%
18,000	Luk Fook Holdings International Ltd, (2)	75,235
3,235	WH Smith PLC, (2)	86,709
	Total Specialty Retail	161,944
	Trading Companies & Distributors – 2.7%
3,300	Russel Metals Inc	74,998
1,950	Toromont Industries Ltd	85,400
	Total Trading Companies & Distributors	160,398
	Transportation Infrastructure – 1.0%
1,452	Flughafen Wien AG	59,003

	Total Long-Term Investments (cost $5,763,569)	5,721,352

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.7%
	REPURCHASE AGREEMENTS – 4.7%
$ 280	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $279,623, collateralized by $305,000 U.S. Treasury Notes, 2.000%, due 11/25/26, value $285,884	0.740%	5/01/18	$ 279,617
	Total Short-Term Investments (cost $279,617)			279,617
	Total Investments (cost $6,043,186) – 100.6%			6,000,969
	Other Assets Less Liabilities – (0.6)%			(35,744)
	Net Assets – 100%			$ 5,965,225
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$695,975	$5,025,377	$ —	$5,721,352
Short-Term Investments:
Repurchase Agreements	—	279,617	—	279,617
Total	$695,975	$5,304,994	$ —	$6,000,969
Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.
Tax cost of investments	$6,043,186
Gross unrealized:
Appreciation	$ 157,048
Depreciation	(199,265)
Net unrealized appreciation (depreciation) of investments	$ (42,217)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018